OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

	Notes	December 31, 2018	December 31, 2017
Net loan receivable from related party	37	$14.0	$36.3
Marketable securities and warrants	22(a)	14.8	24.2
Advances for the purchase of capital equipment		33.4	19.9
Bond fund investments	22(a)	1.0	1.9
Royalty interests		5.6	5.6
Long-term prepayment[1]		4.9	4.9
Derivatives	22(a)	—	4.4
Other		4.8	5.5
		$78.5	$102.7

1
On March 6, 2017, the Company signed an agreement with a third-party for the construction of a solar power plant to deliver power to the Essakane mine for a period of 15 years upon commissioning for active use. The solar power plant was commissioned for active use on June 1, 2018. A prepayment of $4.9 million was made in 2017 towards the purchase of power in connection with the agreement, and will be utilized as the power is delivered over the term of the agreement.

As at December 31, 2018, the allowance for doubtful non-current non-trade receivables from related parties was $46.9 million, (December 31, 2017 - $36.0 million).